Note 5 - Investment in Interest-earning Time Deposits	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Investments and Other Noncurrent Assets [Text Block]

Note 5 – Investment in Interest-Earning Time Deposits

            The investment in interest-earning time deposits as of December 31, 2021 and 2020, by contractual maturity, is shown below (in thousands):

	2021	2020
Due in one year or less	$4,487	$4,006
Due after one year through five years	3,437	5,457
Total	$7,924	$9,463